Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 0
Operating Expenses Increase Rate	2.50%
Vessels Impairment Loss	$ 434,000	$ 1,691,000	$ 0
Operating Lease, Lease Income	$ 490,679,000
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Voyage revenue (Note 19)
Sublease Income	$ 73,293
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares	0	0	0
Minimum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	80.00%
Maximum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	125.00%
Prepaid Expenses and Other Current Assets [Member]
Capitalized Contract Cost, Net, Current	$ 9,637,000	$ 0
Container Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	30 years
Vessels Held for Sale at Period End		2
Dry-bulk Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	25 years
Vessels Held for Sale at Period End	4
Container Vessels and Dry-bulk Vessels [member]
Estimated Scrap Rate Per Lightweight Ton	0.3
Operating Expenses Increase Rate	2.50%